Other Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available for sale securities at fair value and unrealized losses
Amortized cost basis		$ 74,478	$ 69,679
Fair value		62,887	31,455
Unrealized loss on available for sale securities		(11,591)	(38,224)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities		(38,224)	(36,378)	$ (26,607)
Unrealized gain (loss) on available for sale securities		(26,633)	(1,846)	(9,771)
Ending balance, Unrealized loss on available for sale securities		(11,591)	(38,224)	$ (36,378)
Straight-lining of company's revenue		20,000	29,600
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		49,871	47,171
Fair value		43,559	20,078
Unrealized loss on available for sale securities		(6,312)	(27,093)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		24,607	22,508
Fair value		19,328	11,377
Unrealized loss on available for sale securities		$ (5,279)	$ (11,131)
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of Loan Notes sold	$ 13,000